COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

34.   COMMITMENTS AND CONTINGENT LIABILITIES

Operating lease commitments

The Group leases land and other assets under non-cancellable operating leases expiring within three months to thirty years. These operating leases do not contain provisions for contingent lease rentals. None of the rental agreements contains escalation provisions that may require higher future rental payments.

From January 1, 2019, the Group has recognized right-of-use assets for these leases, except for short-term and low-value leases, see Note 1(a) and Note 20 for further information.

As of December 31, 2018 and 2019, the future minimum lease payments under operating leases are as follows:

	December 31,
	2018	2019
	RMB	RMB

Within one year	15,625	—
Later than one year but not later than five years	55,882	—
Later than five years	281,287	—
	352,794	—

Capital commitments

As of December 31, 2018 and 2019, the capital commitments of the Group are as follows:

	December 31,
	2018	2019
	RMB	RMB

Authorized and contracted for (i)	141,045	138,088
Authorized but not contracted for	54,392	63,967
	195,437	202,055

These capital commitments relate to oil and gas exploration and development, refining and petrochemical production capacity expansion projects, the construction of service stations and oil depots and investment commitments.

Note:

(i)The investment commitments for the years ended December 31, 2018 and 2019 of the Group were RMB 5,553 and RMB 6,100, respectively.

Commitments to joint ventures

Pursuant to certain of the joint venture agreements entered into by the Group, the Group is obliged to purchase products from the joint ventures based on market prices.

Exploration and production licenses

Exploration licenses for exploration activities are registered with the Ministry of Natural Resources. The maximum term of the Group’s exploration licenses is 7 years, and may be renewed twice within 30 days prior to expiration of the original term with each renewal being for a two-year term. The Group is obligated to make progressive annual minimum exploration investment relating to the exploration blocks in respect of which the license is issued. The Ministry of Natural Resources also issues production licenses to the Group on the basis of the reserve reports approved by relevant authorities. The maximum term of a full production license is 30 years unless a special dispensation is given by the State Council. The maximum term of production licenses issued to the Group is 80 years as a special dispensation was given to the Group by the State Council. The Group’s production license is renewable upon application by the Group 30 days prior to expiration.

The Group is required to make payments of exploration license fees and production right usage fees to the Ministry of Natural Resources annually which are expensed. Expenses recognized were approximately RMB 308, RMB 231 and RMB 179 for the years ended December 31, 2017, 2018 and 2019, respectively.

Estimated future annual payments are as follows:

	December 31,
	2018	2019
	RMB	RMB

Within one year	380	302
Between one and two years	79	69
Between two and three years	33	34
Between three and four years	28	30
Between four and five years	28	29
Thereafter	852	845
	1,400	1,309

Contingent liabilities

As of December 31, 2018 and 2019, the guarantees by the Group in respect of facilities granted to the parties below are as follows:

	December 31,
	2018	2019
	RMB	RMB

Joint ventures	5,033	7,100
Associates (ii)	12,168	10,140
Others (iii)	7,197	—
	24,398	17,240

Management monitors the conditions that are subject to the guarantees to identify whether it is probable that a loss will occur, and recognizes any such losses under guarantees when those losses are reliably estimable. As of December 31, 2018 and 2019, the Group estimates that there is no need to pay for the guarantees. Thus no liability has been accrued for a loss related to the Group’s obligation under these guarantee arrangements.

Notes:

(ii)

The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2018 and 2019, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 12,168 and RMB 10,140.

(iii)

The Group provided a guarantee in respect to the loan of New Bright International Development Limited borrowed from Sinopec Overseas Oil & Gas Limited. As of December 31, 2019, the loan agreement was terminated, in consequence, the guarantee agreement was terminated.

Environmental contingencies

Under existing legislation, management believes that there are no probable liabilities that will have a material adverse effect on the financial position or operating results of the Group. The PRC government, however, has moved, and may move further towards more rigorous enforcement of applicable laws, and towards the adoption of more stringent environmental standards. Environmental liabilities are subject to considerable uncertainties which affect management’s ability to estimate the ultimate cost of remediation efforts. These uncertainties include i) the exact nature and extent of the contamination at various sites including, but not limited to refineries, oil fields, service stations, terminals and land development areas, whether operating, closed or sold, ii) the extent of required cleanup efforts, iii) varying costs of alternative remediation strategies, iv) changes in environmental remediation requirements, and v) the identification of new remediation sites. The amount of such future cost is indeterminable due to such factors as the unknown magnitude of possible contamination and the unknown timing and extent of the corrective actions that may be required. Accordingly, the outcome of environmental liabilities under proposed or future environmental legislation cannot reasonably be estimated at present, and could be material.

The Group paid normal routine pollutant discharge fees of approximately RMB 7,851, RMB 7,940 and RMB 9,235 in the consolidated financial statements for the years ended December 31, 2017, 2018 and 2019, respectively.

Legal contingencies

The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavourable outcome of such contingencies, lawsuits or other proceedings and believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.